Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income (loss), income tax benefit (expense)	$ 12	$ 0	$ 27
Products
Sales to affiliates	993	831	842
Services
Sales to affiliates	$ 8	$ 4	$ 4